Subordinated Debt - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 494	₸ 67
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 0	₸ 3,179